ORGANIZATION - Financial information of the consolidated VIEs (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity
Accounts receivable, allowance for doubtful accounts	¥ 121,632	¥ 161,837